CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 109,934,257	$ 143,758,678
Amounts due from related parties	$ 222,027	$ 619,432
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Prepayments and other current assets	$ 3,287,445	$ 4,937,323
Total current assets	113,443,729	149,315,433
Property, equipment and software, net	1,835,121	2,782,963
Operating lease right-of-use assets	365,103	191,877
Other non-current assets	84,885	109,572
TOTAL ASSETS	115,728,838	152,399,845
Current liabilities:
Accounts payable	3,093,752	3,666,124
Contract liabilities		15,107,276
Amounts due to related parties	$ 16,714,326	$ 19,323,337
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Accruals and other current liabilities	$ 3,001,508	$ 3,212,809
Income tax payable	52,884
Short-term borrowings	4,235,673	10,768,745
Current portion of long-term borrowings	4,161,549	2,850,128
Current portion of operating lease liabilities	195,955	151,983
Total current liabilities	31,455,647	55,080,402
Long-term borrowings	13,540,034	14,146,541
Operating lease liabilities	173,660	53,834
Other non-current liabilities		28,718
TOTAL LIABILITIES	45,169,341	69,309,495
Commitments and contingencies
Shareholders' equity:
Ordinary shares (par value of US$0.0001 per share; 640,000,000 shares authorized, and 54,065,709 shares issued and outstanding as of December 31, 2022; and 640,000,000 shares authorized, and 55,145,839 shares issued and outstanding as of December 31, 2023)	5,547	5,497
Treasury shares, at cost (1 share as of December 31, 2022 and December 31, 2023)	(4)	(4)
Additional paid-in capital	350,105,518	342,739,268
Accumulated other comprehensive loss	(1,800,088)	(849,305)
Accumulated deficit	(277,751,476)	(258,805,106)
Total shareholders' equity	70,559,497	83,090,350
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 115,728,838	$ 152,399,845